CORE DEPOSIT INTANGIBLE (Tables) - Old Glory Holding Co [Member]	12 Months Ended
Dec. 31, 2025
SCHEDULE OF INTANGIBLE ASSETS
	2025	2024

Core deposit intangible	$140	$140
Accumulated amortization	(42)	(28)

Net carrying value	$98	$112

SCHEDULE OF AMORTIZATION EXPENSE
Year Ending December 31,
2026	$14
2027	14
2028	14
2029	14
2030	14
2031 and thereafter	28

$98